Income tax expense/(credit) - Deferred tax assets not recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense/(credit)
Tax Losses Utilized	$ 62,586,553	$ 0	$ 3,050,828